Schedule III: Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Schedule III: Real Estate and Accumulated Depreciation
Schedule III: Real Estate and Accumulated Depreciation

HCP, Inc.

Schedule III: Real Estate and Accumulated Depreciation

December 31, 2011

(Dollars in thousands)

							Gross Amount at Which Carried As of December 31, 2011					Life on Which Depreciation in Latest Income Statement is Computed
				Initial Cost to Company
						Costs Capitalized Subsequent to Acquisition
City		State	Encumbrances at December 31, 2011	Land	Buildings and Improvements		Land	Buildings and Improvements	Total(1)	Accumulated Depreciation	Year Acquired/ Constructed
Senior housing
1087	Birmingham	AL	$32,003	$4,682	$74,204	$—	$4,682	$72,755	$77,437	$(13,044)	2006	40
1086	Huntsville	AL	17,529	1,394	38,603	—	1,394	37,870	39,264	(6,540)	2006	40
1107	Huntsville	AL	—	307	5,813	—	307	5,453	5,760	(716)	2006	40
1154	Little Rock	AR	—	1,922	14,140	21	1,922	13,667	15,589	(1,840)	2006	39
0786	Douglas	AZ	—	110	703	—	110	703	813	(244)	2005	35
0518	Tucson	AZ	32,438	2,350	24,037	—	2,350	24,037	26,387	(6,610)	2002	30
1974	Sun City	AZ	33,519	2,640	32,774	944	2,640	33,718	36,358	(1,253)	2011	30
1238	Beverly Hills	CA	—	9,872	32,590	2,100	9,872	33,965	43,837	(4,344)	2006	40
1149	Camarillo	CA	—	5,798	19,427	—	5,798	18,651	24,449	(2,448)	2006	40
1006	Carlsbad	CA	—	7,897	14,255	360	7,897	13,825	21,722	(1,797)	2006	40
0883	Carmichael	CA	—	4,270	13,846	—	4,270	13,236	17,506	(1,682)	2006	40
0851	Citrus Heights	CA	—	1,180	8,367	—	1,180	8,037	9,217	(1,494)	2006	29
0790	Concord	CA	25,000	6,010	39,601	—	6,010	38,301	44,311	(6,127)	2005	40
0787	Dana Point	CA	—	1,960	15,946	—	1,960	15,466	17,426	(2,481)	2005	39
1152	Elk Grove	CA	—	2,235	6,339	—	2,235	6,186	8,421	(812)	2006	40
0798	Escondido	CA	14,340	5,090	24,253	—	5,090	23,353	28,443	(3,746)	2005	40
0791	Fremont	CA	9,246	2,360	11,672	—	2,360	11,192	13,552	(1,796)	2005	40
1965	Fresno	CA	23,252	1,730	25,491	308	1,730	25,799	27,529	(983)	2011	30
0788	Granada Hills	CA	—	2,200	18,257	—	2,200	17,637	19,837	(2,829)	2005	39
1156	Hemet	CA	—	1,270	5,966	17	1,270	5,737	7,007	(754)	2006	40
0856	Irvine	CA	—	8,220	14,104	—	8,220	13,564	21,784	(1,633)	2006	45
0227	Lodi	CA	8,977	732	5,453	—	732	5,453	6,185	(2,072)	1997	35
0226	Murietta	CA	6,032	435	5,729	—	435	5,729	6,164	(2,110)	1997	35
1165	Northridge	CA	—	6,718	26,309	6	6,718	25,506	32,224	(3,348)	2006	40
1561	Orangevale	CA	—	2,160	8,522	1,000	2,160	9,522	11,682	(1,485)	2008	40
1168	Palm Springs	CA	—	1,005	5,183	21	1,005	4,841	5,846	(636)	2006	40
0789	Pleasant Hill	CA	6,270	2,480	21,333	—	2,480	20,633	23,113	(3,310)	2005	40
1166	Rancho Mirage	CA	—	1,798	24,053	5	1,798	23,144	24,942	(3,038)	2006	40
1008	San Diego	CA	—	6,384	32,072	222	6,384	31,191	37,575	(4,094)	2006	40
1007	San Dimas	CA	—	5,628	31,374	208	5,630	30,786	36,416	(4,040)	2006	40
1009	San Juan Capistrano	CA	—	5,983	9,614	189	5,983	9,516	15,499	(1,247)	2006	40
1167	Santa Rosa	CA	—	3,582	21,113	4	3,582	20,348	23,930	(2,671)	2006	40
0793	South San Francisco	CA	10,665	3,000	16,586	—	3,000	16,056	19,056	(2,569)	2005	40
1966	Sun City	CA	17,602	2,650	25,290	639	2,650	25,930	28,580	(1,035)	2011	30
0792	Ventura	CA	10,077	2,030	17,379	—	2,030	16,749	18,779	(2,687)	2005	40
1155	Yorba Linda	CA	—	4,968	19,290	—	4,968	18,494	23,462	(2,427)	2006	40
1232	Colorado Springs	CO	—	1,910	24,479	11	1,910	23,526	25,436	(3,088)	2006	40
0512	Denver	CO	49,862	2,810	36,021	1,616	2,810	37,637	40,447	(9,906)	2002	30
1233	Denver	CO	—	2,511	30,641	82	2,511	29,920	32,431	(3,930)	2006	40
1000	Greenwood Village	CO	—	3,367	43,610	—	3,367	42,814	46,181	(4,947)	2006	40
1234	Lakewood	CO	—	3,012	31,913	5	3,012	31,120	34,132	(4,085)	2006	40
0730	Torrington	CT	12,624	166	11,001	—	166	10,591	10,757	(1,765)	2005	40
1010	Woodbridge	CT	—	2,352	9,929	224	2,363	9,680	12,043	(1,271)	2006	40
0538	Altamonte Springs	FL	—	1,530	7,956	—	1,530	7,136	8,666	(1,604)	2002	40
0861	Apopka	FL	5,892	920	4,816	—	920	4,716	5,636	(707)	2006	35
0852	Boca Raton	FL	—	4,730	17,532	2,605	4,730	19,727	24,457	(3,275)	2006	30
1001	Boca Raton	FL	11,648	2,415	17,923	—	2,415	17,561	19,976	(2,029)	2006	40
0544	Boynton Beach	FL	8,036	1,270	4,773	—	1,270	4,773	6,043	(1,054)	2003	40
1963	Boynton Beach	FL	34,546	2,550	31,183	(883)	2,550	30,300	32,850	(1,208)	2011	30
1964	Boynton Beach	FL	4,837	570	7,675	1,787	570	9,462	10,032	(317)	2011	30
0539	Clearwater	FL	—	2,250	2,627	—	2,250	2,627	4,877	(590)	2002	40
0746	Clearwater	FL	17,788	3,856	12,176	—	3,856	11,321	15,177	(2,669)	2005	40
0862	Clermont	FL	8,345	440	6,518	—	440	6,418	6,858	(963)	2006	35
1002	Coconut Creek	FL	13,928	2,461	16,006	—	2,461	15,620	18,081	(1,805)	2006	40
0492	Delray Beach	FL	11,439	850	6,637	—	850	6,637	7,487	(1,308)	2002	43
0850	Gainesville	FL	16,151	1,020	13,490	—	1,020	13,090	14,110	(1,827)	2006	40
1095	Gainesville	FL	—	1,221	12,226	—	1,221	12,001	13,222	(1,575)	2006	40
0490	Jacksonville	FL	44,230	3,250	25,936	—	3,250	25,936	29,186	(7,225)	2002	35
1096	Jacksonville	FL	—	1,587	15,616	—	1,587	15,298	16,885	(2,008)	2006	40
0855	Lantana	FL	—	3,520	26,452	—	3,520	25,652	29,172	(4,631)	2006	30
1968	Largo	FL	60,593	2,920	60,956	710	2,920	61,665	64,585	(2,389)	2011	30
0731	Ocoee	FL	16,546	2,096	9,322	—	2,096	8,801	10,897	(1,467)	2005	40
0859	Oviedo	FL	8,603	670	8,071	—	670	7,971	8,641	(1,196)	2006	35
1970	Palm Beach Gardens	FL	33,366	4,820	32,047	1,082	4,820	33,129	37,949	(1,318)	2011	30
1017	Palm Harbor	FL	—	1,462	16,774	500	1,462	16,888	18,350	(2,234)	2006	40
0190	Pinellas Park	FL	3,979	480	3,911	—	480	3,911	4,391	(1,761)	1996	35
0732	Port Orange	FL	15,443	2,340	9,898	—	2,340	9,377	11,717	(1,563)	2005	40
1971	Sarasota	FL	27,937	3,050	25,032	(335)	3,050	24,697	27,747	(965)	2011	30
0802	St. Augustine	FL	14,819	830	11,627	—	830	11,227	12,057	(2,032)	2005	35
0692	Sun City Center	FL	9,884	510	6,120	—	510	5,865	6,375	(1,257)	2004	35
0698	Sun City Center	FL	—	3,466	70,810	—	3,466	69,750	73,216	(14,897)	2004	34
1097	Tallahassee	FL	—	1,331	19,039	—	1,331	18,695	20,026	(2,454)	2006	40
0224	Tampa	FL	—	600	5,566	686	696	6,155	6,851	(1,677)	1997	45
0849	Tampa	FL	12,194	800	11,340	—	800	10,940	11,740	(1,527)	2006	40
1257	Vero Beach	FL	—	2,035	34,993	201	2,035	33,634	35,669	(4,411)	2006	40
1605	Vero Beach	FL	—	700	16,234	—	700	16,234	16,934	(592)	2010	35
1976	West Palm Beach	FL	—	990	2,431	494	990	2,925	3,915	(107)	2011	30
1098	Alpharetta	GA	—	793	8,761	198	793	8,673	9,466	(1,142)	2006	40
1099	Atlanta	GA	—	687	5,507	228	687	5,334	6,021	(704)	2006	40
1169	Atlanta	GA	—	2,665	5,911	2	2,665	5,643	8,308	(741)	2006	40
1241	Lilburn	GA	—	907	17,340	7	907	16,791	17,698	(2,204)	2006	40
1112	Marietta	GA	—	894	6,944	325	904	6,993	7,897	(912)	2006	40
1088	Davenport	IA	—	511	8,039	—	511	7,868	8,379	(1,033)	2006	40
1093	Marion	IA	—	502	6,865	—	502	6,713	7,215	(881)	2006	40
1091	Bloomington	IL	—	798	13,091	—	798	12,832	13,630	(1,684)	2006	40
1587	Burr Ridge	IL	—	2,640	23,902	289	2,640	24,190	26,830	(1,765)	2010	25
1089	Champaign	IL	—	101	4,207	1,592	279	5,463	5,742	(554)	2006	40
1157	Hoffman Estates	IL	—	1,701	12,037	133	1,701	11,587	13,288	(1,529)	2006	40
1090	Macomb	IL	—	81	6,062	—	81	5,905	5,986	(775)	2006	40
1143	Mt. Vernon	IL	—	296	15,935	3,562	512	18,949	19,461	(2,171)	2006	40
1969	Niles	IL	31,979	3,790	41,143	(739)	3,790	40,404	44,194	(1,593)	2011	30
1005	Oak Park	IL	26,271	3,476	35,259	—	3,476	34,713	38,189	(4,011)	2006	40
1961	Olympia Fields	IL	36,139	4,120	25,892	(1,030)	4,120	24,862	28,982	(1,036)	2011	30
1162	Orland Park	IL	—	2,623	23,154	10	2,623	22,534	25,157	(2,958)	2006	40
1092	Peoria	IL	—	404	10,050	—	404	9,840	10,244	(1,292)	2006	40
1588	Prospect Heights	IL	—	2,680	20,299	474	2,680	20,774	23,454	(1,540)	2010	25
1952	Vernon Hills	IL	53,035	4,900	42,546	1,273	4,900	43,819	48,719	(1,628)	2011	30
1237	Wilmette	IL	—	1,100	9,373	—	1,100	9,149	10,249	(1,201)	2006	40
0379	Evansville	IN	—	500	9,302	—	500	7,762	8,262	(2,068)	1999	45
0457	Jasper	IN	—	165	5,952	359	165	6,311	6,476	(1,899)	2001	35
1144	Indianapolis	IN	—	1,197	7,718	—	1,197	7,486	8,683	(983)	2006	40
1145	Indianapolis	IN	—	1,144	8,261	7,371	1,144	15,399	16,543	(1,600)	2006	40
1146	West Lafayette	IN	—	813	10,876	—	813	10,626	11,439	(1,395)	2006	40
1170	Edgewood	KY	—	1,868	4,934	—	1,868	4,504	6,372	(591)	2006	40
0697	Lexington	KY	8,010	2,093	16,917	—	2,093	16,299	18,392	(4,072)	2004	30
1105	Middletown	KY	—	1,499	26,252	240	1,513	25,868	27,381	(3,384)	2006	40
1013	Danvers	MA	—	4,616	30,692	243	4,621	30,344	34,965	(3,984)	2006	40
1151	Dartmouth	MA	—	3,145	6,880	—	3,145	6,632	9,777	(870)	2006	40
1012	Dedham	MA	—	3,930	21,340	267	3,930	21,032	24,962	(2,745)	2006	40
1158	Plymouth	MA	—	2,434	9,027	—	2,434	8,550	10,984	(1,122)	2006	40
1011	Baltimore	MD	—	1,416	8,854	288	1,416	8,681	10,097	(1,146)	2006	40
1153	Baltimore	MD	—	1,684	18,889	—	1,684	18,466	20,150	(2,424)	2006	40
1249	Frederick	MD	—	609	9,158	77	609	8,991	9,600	(1,175)	2006	40
0281	Westminster	MD	15,497	768	5,251	—	768	4,853	5,621	(1,337)	1998	45
0546	Cape Elizabeth	ME	—	630	3,524	93	630	3,617	4,247	(794)	2003	40
0545	Saco	ME	—	80	2,363	155	80	2,518	2,598	(548)	2003	40
1258	Auburn Hills	MI	—	2,281	10,692	—	2,281	10,692	12,973	(1,403)	2006	40
1248	Farmington Hills	MI	—	1,013	12,119	291	1,013	12,066	13,079	(1,557)	2006	40
0696	Holland	MI	42,035	787	51,410	—	787	50,172	50,959	(12,572)	2004	29
1094	Portage	MI	—	100	5,700	4,617	100	9,950	10,050	(1,155)	2006	40
0472	Sterling Heights	MI	—	920	7,326	—	920	7,326	8,246	(2,163)	2001	35
1259	Sterling Heights	MI	—	1,593	11,500	—	1,593	11,181	12,774	(1,468)	2006	40
1235	Des Peres	MO	—	4,361	20,664	—	4,361	20,046	24,407	(2,631)	2006	40
1236	Richmond Heights	MO	—	1,744	24,232	—	1,744	23,548	25,292	(3,091)	2006	40
0853	St. Louis	MO	—	2,500	20,343	—	2,500	19,853	22,353	(3,695)	2006	30
0842	Great Falls	MT	—	500	5,683	—	500	5,423	5,923	(791)	2006	40
0878	Charlotte	NC	—	710	9,559	—	710	9,159	9,869	(1,164)	2006	40
1584	Charlotte	NC	—	2,052	6,557	—	2,052	6,557	8,609	(419)	2010	40
1119	Concord	NC	—	601	7,615	166	612	7,546	8,158	(983)	2006	40
1254	Raleigh	NC	—	1,191	11,532	54	1,191	11,300	12,491	(1,482)	2006	40
1599	Cherry Hill	NJ	—	2,420	11,042	—	2,420	11,042	13,462	(754)	2010	25
1239	Cresskill	NJ	—	4,684	53,927	22	4,684	52,963	57,647	(6,951)	2006	40
0734	Hillsborough	NJ	15,986	1,042	10,042	—	1,042	9,576	10,618	(1,596)	2005	40
1242	Madison	NJ	—	3,157	19,909	25	3,157	19,348	22,505	(2,538)	2006	40
0733	Manahawkin	NJ	13,947	921	9,927	—	921	9,461	10,382	(1,577)	2005	40
1014	Paramus	NJ	—	4,280	31,684	207	4,280	31,191	35,471	(4,094)	2006	40
1231	Saddle River	NJ	—	1,784	15,625	57	1,784	15,238	17,022	(1,999)	2006	40
0245	Voorhees Township	NJ	8,654	900	7,629	—	900	7,629	8,529	(2,130)	1998	45
0213	Albuquerque	NM	—	767	9,324	—	767	8,826	9,593	(2,864)	1996	45
0796	Las Vegas	NV	—	1,960	5,816	—	1,960	5,426	7,386	(871)	2005	40
1252	Brooklyn	NY	—	8,117	23,627	446	8,117	23,498	31,615	(3,117)	2006	40
1256	Sheepshead Bay	NY	—	5,215	39,052	72	5,215	38,273	43,488	(5,020)	2006	40
0473	Cincinnati	OH	—	600	4,428	—	600	4,428	5,028	(1,307)	2001	35
0841	Columbus	OH	6,565	970	7,806	1,023	970	8,438	9,408	(1,182)	2006	40
0857	Fairborn	OH	6,739	810	8,311	—	810	8,011	8,821	(1,239)	2006	36
1147	Fairborn	OH	—	298	10,704	3,068	298	13,541	13,839	(1,637)	2006	40
1386	Marietta	OH	—	1,069	11,435	—	1,069	11,435	12,504	(1,449)	2007	40
1253	Poland	OH	—	695	10,444	7	695	10,113	10,808	(1,328)	2006	40
1159	Willoughby	OH	—	1,177	9,982	—	1,177	9,577	10,754	(1,257)	2006	40
1171	Oklahoma City	OK	—	801	4,904	12	801	4,533	5,334	(595)	2006	40
1160	Tulsa	OK	—	1,115	11,028	—	1,115	10,340	11,455	(1,357)	2006	40
1967	Cumberland	RI	—	2,630	18,825	225	2,630	19,050	21,680	(741)	2011	30
1959	East Providence	RI	18,330	1,890	14,387	(781)	1,890	13,606	15,496	(563)	2011	30
1960	Greenwich	RI	10,039	450	8,381	(220)	450	8,161	8,611	(370)	2011	30
1972	Smithfield	RI	—	1,250	17,442	423	1,250	17,864	19,114	(727)	2011	30
1973	South Kingstown	RI	—	1,390	13,150	(583)	1,390	12,567	13,957	(499)	2011	30
1975	Tiverton	RI	—	3,240	25,735	18	3,240	25,753	28,993	(991)	2011	30
1962	Warwick	RI	17,936	1,050	16,564	(1,401)	1,050	15,162	16,212	(691)	2011	30
1163	Haverford	PA	—	16,461	108,816	1,241	16,461	108,445	124,906	(14,139)	2006	40
1104	Aiken	SC	—	357	14,832	151	363	14,471	14,834	(1,901)	2006	40
1100	Charleston	SC	—	885	14,124	292	896	14,075	14,971	(1,831)	2006	40
1109	Columbia	SC	—	408	7,527	131	412	7,458	7,870	(978)	2006	40
0306	Georgetown	SC	—	239	3,008	—	239	3,008	3,247	(837)	1998	45
0879	Greenville	SC	—	1,090	12,558	—	1,090	12,058	13,148	(1,532)	2006	40
1172	Greenville	SC	—	993	16,314	43	993	15,457	16,450	(2,030)	2006	40
0305	Lancaster	SC	—	84	2,982	—	84	2,982	3,066	(745)	1998	45
0880	Myrtle Beach	SC	—	900	10,913	—	900	10,513	11,413	(1,336)	2006	40
0312	Rock Hill	SC	—	203	2,671	—	203	2,671	2,874	(722)	1998	45
1113	Rock Hill	SC	—	695	4,119	322	795	4,126	4,921	(560)	2006	40
0313	Sumter	SC	—	196	2,623	—	196	2,623	2,819	(730)	1998	45
1003	Nashville	TN	11,252	812	16,983	—	812	16,235	17,047	(1,876)	2006	40
0860	Oak Ridge	TN	8,627	500	4,741	—	500	4,641	5,141	(696)	2006	35
0843	Abilene	TX	1,873	300	2,830	—	300	2,710	3,010	(379)	2006	39
1004	Arlington	TX	14,398	2,002	19,110	—	2,002	18,729	20,731	(2,164)	2006	40
1116	Arlington	TX	—	2,494	12,192	249	2,540	11,873	14,413	(1,549)	2006	40
0511	Austin	TX	—	2,960	41,645	—	2,960	41,645	44,605	(11,452)	2002	30
1589	Austin	TX	—	2,860	17,358	497	2,860	17,855	20,715	(1,371)	2010	25
0202	Beaumont	TX	—	145	10,404	—	145	10,020	10,165	(3,326)	1996	45
0844	Burleson	TX	4,279	1,050	5,242	—	1,050	4,902	5,952	(684)	2006	40
0848	Cedar Hill	TX	8,925	1,070	11,554	—	1,070	11,104	12,174	(1,550)	2006	40
1325	Cedar Hill	TX	—	440	7,494	—	440	7,494	7,934	(1,322)	2007	40
0513	Fort Worth	TX	—	2,830	50,832	—	2,830	50,832	53,662	(13,979)	2002	30
0506	Friendswood	TX	23,013	400	7,354	—	400	7,354	7,754	(1,553)	2002	45
0217	Houston	TX	11,669	835	7,195	—	835	7,195	8,030	(2,210)	1997	45
0491	Houston	TX	—	2,470	21,710	750	2,470	22,460	24,930	(6,241)	2002	35
1106	Houston	TX	—	1,008	15,333	183	1,020	15,098	16,118	(1,973)	2006	40
1111	Houston	TX	—	1,877	25,372	247	1,959	24,490	26,449	(3,210)	2006	40
1955	Houston	TX	60,239	9,820	60,254	3,623	9,820	63,877	73,697	(2,460)	2011	30
1956	Houston	TX	11,504	4,450	22,569	(71)	4,450	22,497	26,947	(1,070)	2011	30
1957	Houston	TX	39,560	8,170	39,730	(710)	8,170	39,021	47,191	(1,574)	2011	30
1958	Houston	TX	36,425	2,910	30,362	(400)	2,910	29,963	32,873	(1,283)	2011	30
0820	Irving	TX	10,863	710	9,949	—	710	9,359	10,069	(1,604)	2005	35
0845	North Richland Hills	TX	3,120	520	5,117	—	520	4,807	5,327	(671)	2006	40
0846	North Richland Hills	TX	6,769	870	9,259	—	870	8,819	9,689	(1,407)	2006	35
1102	Plano	TX	—	494	12,518	145	505	12,247	12,752	(1,601)	2006	40
0494	San Antonio	TX	7,898	730	3,961	—	730	3,961	4,691	(858)	2002	45
1590	San Antonio	TX	—	2,860	17,030	282	2,860	17,312	20,172	(1,353)	2010	25
1954	Sugar Land	TX	38,958	3,420	32,197	(1,084)	3,420	31,113	34,533	(1,278)	2011	30
1103	The Woodlands	TX	—	802	17,358	228	869	17,071	17,940	(2,235)	2006	40

							Gross Amount at Which Carried As of December 31, 2011					Life on Which Depreciation in Latest Income Statement is Computed
				Initial Cost to Company
						Costs Capitalized Subsequent to Acquisition
City		State	Encumbrances at December 31, 2011	Land	Buildings and Improvements		Land	Buildings and Improvements	Total(1)	Accumulated Depreciation	Year Acquired/ Constructed
0195	Victoria	TX	12,782	175	4,290	3,101	175	7,018	7,193	(1,680)	1995	43
0847	Waxahachie	TX	2,148	390	3,879	—	390	3,659	4,049	(511)	2006	40
1953	Webster	TX	37,224	4,780	31,057	(134)	4,780	30,923	35,703	(1,235)	2011	30
1161	Salt Lake City	UT	—	2,621	22,072	35	2,621	21,152	23,773	(2,777)	2006	40
1015	Arlington	VA	—	4,320	19,567	455	4,320	19,445	23,765	(2,557)	2006	40
1244	Arlington	VA	—	3,833	7,076	60	3,833	6,899	10,732	(899)	2006	40
1245	Arlington	VA	—	7,278	37,407	224	7,278	36,746	44,024	(4,817)	2006	40
0881	Chesapeake	VA	—	1,090	12,444	—	1,090	11,944	13,034	(1,518)	2006	40
1247	Falls Church	VA	—	2,228	8,887	116	2,228	8,788	11,016	(1,152)	2006	40
1164	Fort Belvoir	VA	—	11,594	99,528	6,189	11,594	103,719	115,313	(13,824)	2006	40
1250	Leesburg	VA	—	607	3,236	60	607	3,150	3,757	(1,218)	2006	35
1016	Richmond	VA	—	2,110	11,469	281	2,110	11,324	13,434	(1,471)	2006	40
1246	Sterling	VA	—	2,360	22,932	199	2,360	22,618	24,978	(2,968)	2006	40
0225	Woodbridge	VA	—	950	6,983	—	950	6,983	7,933	(2,057)	1997	45
1173	Bellevue	WA	—	3,734	16,171	8	3,734	15,614	19,348	(2,050)	2006	40
1240	Edmonds	WA	—	1,418	16,502	30	1,418	16,062	17,480	(2,107)	2006	40
0797	Kirkland	WA	5,234	1,000	13,403	—	1,000	13,043	14,043	(2,092)	2005	40
1174	Lynnwood	WA	—	1,203	7,415	12	1,203	7,427	8,630	(975)	2006	40
1251	Mercer Island	WA	—	4,209	8,123	296	4,209	8,214	12,423	(1,078)	2006	40
0794	Shoreline	WA	9,368	1,590	10,671	—	1,590	10,261	11,851	(1,646)	2005	40
0795	Shoreline	WA	—	4,030	26,421	—	4,030	25,651	29,681	(4,035)	2005	39
1175	Snohomish	WA	—	1,541	10,228	8	1,541	9,977	11,518	(1,307)	2006	40

			$1,366,930	$487,394	$3,793,465	$55,053	$488,276	$3,766,509	$4,254,785	$(507,329)

Life Science
1482	Brisbane	CA	$—	$50,989	$1,789	$29,885	$50,989	$31,674	$82,663	$—	2007		*
1481	Carlsbad	CA	—	30,300	—	6,500	30,300	6,500	36,800	—	2007		*
1522	Carlsbad	CA	—	23,475	—	2,769	23,475	2,769	26,244	—	2007		*
1401	Hayward	CA	—	900	7,100	5	900	7,105	8,005	(784)	2007	40
1402	Hayward	CA	—	1,500	6,400	2,063	1,500	8,463	9,963	(955)	2007	40
1403	Hayward	CA	—	1,900	7,100	263	1,900	7,363	9,263	(945)	2007	40
1404	Hayward	CA	—	2,200	17,200	12	2,200	17,212	19,412	(1,900)	2007	40
1405	Hayward	CA	—	1,000	3,200	7,478	1,000	10,678	11,678	(1,307)	2007	40
1549	Hayward	CA	—	801	5,740	667	801	6,407	7,208	(972)	2007	29
1550	Hayward	CA	—	539	3,864	449	539	4,313	4,852	(655)	2007	29
1551	Hayward	CA	—	526	3,771	438	526	4,209	4,735	(639)	2007	29
1552	Hayward	CA	—	944	6,769	786	944	7,555	8,499	(1,147)	2007	29
1553	Hayward	CA	—	953	6,829	793	953	7,622	8,575	(1,157)	2007	29
1554	Hayward	CA	—	991	7,105	825	991	7,930	8,921	(1,204)	2007	29
1555	Hayward	CA	—	1,210	8,675	1,007	1,210	9,682	10,892	(1,470)	2007	29
1556	Hayward	CA	—	2,736	6,868	798	2,736	7,666	10,402	(1,163)	2007	29
1514	La Jolla	CA	—	5,200	—	—	5,200	—	5,200	—	2007		**
1424	La Jolla	CA	—	9,600	25,283	3,038	9,648	28,194	37,842	(4,162)	2007	40
1425	La Jolla	CA	—	6,200	19,883	99	6,276	19,906	26,182	(2,217)	2007	40
1426	La Jolla	CA	—	7,200	12,412	3,036	7,291	15,357	22,648	(2,667)	2007	27
1427	La Jolla	CA	—	8,700	16,983	671	8,746	17,608	26,354	(2,728)	2007	30
1488	Mountain View	CA	—	7,300	25,410	1,353	7,300	26,763	34,063	(2,860)	2007	40
1489	Mountain View	CA	—	6,500	22,800	1,884	6,500	24,684	31,184	(2,518)	2007	40
1490	Mountain View	CA	—	4,800	9,500	442	4,800	9,942	14,742	(1,130)	2007	40
1491	Mountain View	CA	—	4,200	8,400	1,249	4,209	9,640	13,849	(1,580)	2007	40
1492	Mountain View	CA	—	3,600	9,700	730	3,600	10,430	14,030	(1,695)	2007	40
1493	Mountain View	CA	—	7,500	16,300	1,836	7,500	17,535	25,035	(1,806)	2007	40
1494	Mountain View	CA	—	9,800	24,000	203	9,800	24,203	34,003	(2,684)	2007	40
1495	Mountain View	CA	—	6,900	17,800	215	6,900	18,015	24,915	(2,023)	2007	40
1496	Mountain View	CA	—	7,000	17,000	6,364	7,000	23,364	30,364	(3,727)	2007	40
1497	Mountain View	CA	—	14,100	31,002	9,811	14,100	40,813	54,913	(6,741)	2007	40
1498	Mountain View	CA	—	7,100	25,800	8,101	7,100	33,901	41,001	(5,843)	2007	40
2017	Mountain View	CA	—	—	—	1,290	—	1,290	1,290	—	—		*
1469	Poway	CA	—	47,700	3,512	7,450	47,700	10,962	58,662	—	2007		*
1477	Poway	CA	—	29,943	2,475	15,405	29,943	17,881	47,824	—	2007		*
1470	Poway	CA	—	5,000	12,200	5,727	5,000	17,927	22,927	(3,524)	2007	40
1471	Poway	CA	—	5,200	14,200	4,253	5,200	18,453	23,653	(3,011)	2007	40
1478	Poway	CA	—	6,700	14,400	6,145	6,700	20,545	27,245	(4,190)	2007	40
1499	Redwood City	CA	—	3,400	5,500	1,656	3,407	7,149	10,556	(1,096)	2007	40
1500	Redwood City	CA	—	2,500	4,100	1,188	2,506	5,282	7,788	(768)	2007	40
1501	Redwood City	CA	—	3,600	4,600	397	3,607	4,990	8,597	(708)	2007	30
1502	Redwood City	CA	—	3,100	5,100	804	3,107	5,651	8,758	(779)	2007	31
1503	Redwood City	CA	—	4,800	17,300	2,796	4,818	20,078	24,896	(1,966)	2007	31
1504	Redwood City	CA	—	5,400	15,500	856	5,418	16,338	21,756	(1,762)	2007	31
1505	Redwood City	CA	—	3,000	3,500	603	3,006	4,097	7,103	(650)	2007	40
1506	Redwood City	CA	—	6,000	14,300	3,020	6,018	17,302	23,320	(2,001)	2007	40
1507	Redwood City	CA	—	1,900	12,800	6,860	1,912	19,648	21,560	(789)	2007		*
1508	Redwood City	CA	—	2,700	11,300	6,547	2,712	17,835	20,547	(708)	2007		*
1509	Redwood City	CA	—	2,700	10,900	1,335	2,712	12,223	14,935	(1,280)	2007	40
1510	Redwood City	CA	—	2,200	12,000	5,193	2,212	17,181	19,393	(1,382)	2007	38
1511	Redwood City	CA	—	2,600	9,300	1,475	2,612	10,763	13,375	(1,266)	2007	26
1512	Redwood City	CA	—	3,300	18,000	123	3,300	18,123	21,423	(1,995)	2007	40
1513	Redwood City	CA	—	3,300	17,900	123	3,300	18,023	21,323	(1,983)	2007	40
0679	San Diego	CA	—	7,872	34,617	17,163	7,872	51,781	59,653	(10,246)	2002	39
1558	San Diego	CA	—	7,740	22,654	535	7,778	23,151	30,929	(2,453)	2007	38
0837	San Diego	CA	—	4,630	2,029	6,125	4,630	8,153	12,783	(851)	2006	31	†
0838	San Diego	CA	—	2,040	902	4,301	2,040	5,203	7,243	(95)	2006		*
0839	San Diego	CA	—	3,940	3,184	4,459	3,940	6,848	10,788	(1,866)	2006	40
0840	San Diego	CA	—	5,690	4,579	673	5,690	5,252	10,942	(984)	2006	40
1420	San Diego	CA	—	6,524	—	2,824	6,524	2,824	9,348	—	2007		*
1947	San Diego	CA	12,423	2,581	10,534	20	2,581	10,554	13,135	(351)	2011	30
1948	San Diego	CA	25,646	5,879	25,305	18	5,879	25,324	31,203	(844)	2011	30
1949	San Diego	CA	8,206	2,686	11,045	386	2,686	11,432	14,118	(370)	2011	30
1950	San Diego	CA	1,181	884	2,796	—	884	2,796	3,680	(93)	2011	30
1410	South San Francisco	CA	—	4,900	18,100	147	4,900	18,247	23,147	(1,999)	2007	40
1411	South San Francisco	CA	—	8,000	27,700	84	8,000	27,784	35,784	(3,059)	2007	40
1413	South San Francisco	CA	—	8,000	28,299	252	8,000	28,550	36,550	(3,129)	2007	40
1414	South San Francisco	CA	—	3,700	20,800	—	3,700	20,800	24,500	(2,297)	2007	40
1418	South San Francisco	CA	—	11,700	31,243	5,885	11,700	37,127	48,827	(4,055)	2007	40
1421	South San Francisco	CA	—	7,000	33,779	—	7,000	33,779	40,779	(3,730)	2007	40
1422	South San Francisco	CA	—	14,800	7,600	3,119	14,800	10,719	25,519	(1,310)	2007	30
1423	South San Francisco	CA	—	8,400	33,144	—	8,400	33,144	41,544	(3,660)	2007	40
1431	South San Francisco	CA	—	7,000	15,500	157	7,000	15,657	22,657	(1,714)	2007	40
1439	South San Francisco	CA	—	11,900	68,848	39	11,900	68,887	80,787	(7,602)	2007	40
1440	South San Francisco	CA	—	10,000	57,954	—	10,000	57,954	67,954	(6,400)	2007	40
1441	South San Francisco	CA	—	9,300	43,549	—	9,300	43,549	52,849	(4,809)	2007	40
1442	South San Francisco	CA	—	11,000	47,289	81	11,000	47,370	58,370	(5,238)	2007	40
1443	South San Francisco	CA	—	13,200	60,932	1,158	13,200	62,090	75,290	(6,188)	2007	40
1444	South San Francisco	CA	—	10,500	33,776	392	10,500	34,168	44,668	(3,729)	2007	40
1445	South San Francisco	CA	—	10,600	34,083	—	10,600	34,083	44,683	(3,763)	2007	40
1448	South San Francisco	CA	—	14,100	71,344	52	14,100	71,396	85,496	(7,882)	2007	40
1449	South San Francisco	CA	—	12,800	63,600	472	12,800	64,072	76,872	(7,107)	2007	40
1450	South San Francisco	CA	—	11,200	79,222	20	11,200	79,242	90,442	(8,749)	2007	40
1451	South San Francisco	CA	—	7,200	50,856	66	7,200	50,922	58,122	(5,621)	2007	40
1452	South San Francisco	CA	—	14,400	101,362	107	14,400	101,469	115,869	(11,193)	2007	40
1458	South San Francisco	CA	—	10,900	20,900	4,094	10,909	24,787	35,696	(4,432)	2007	40
1459	South San Francisco	CA	—	3,600	100	159	3,600	259	3,859	(83)	2007	5
1460	South San Francisco	CA	—	2,300	100	65	2,300	165	2,465	(88)	2007	5
1461	South San Francisco	CA	—	3,900	200	117	3,900	317	4,217	(177)	2007	5
1462	South San Francisco	CA	—	7,117	600	3,589	7,117	3,924	11,041	(583)	2007		*
1464	South San Francisco	CA	—	7,403	700	7,607	7,403	8,307	15,710	(331)	2007		*
1468	South San Francisco	CA	—	10,100	24,013	2,796	10,100	26,809	36,909	(4,322)	2007	40
1454	South San Francisco	CA	—	11,100	47,738	9,369	11,100	57,108	68,208	(6,773)	2007	40
1455	South San Francisco	CA	—	9,700	41,937	5,835	10,261	47,211	57,472	(5,367)	2007	40
1456	South San Francisco	CA	—	6,300	22,900	8,196	6,300	31,096	37,396	(3,761)	2007	40
1480	South San Francisco	CA	—	32,210	3,110	8,319	32,210	11,429	43,639	—	2007		*
1463	South San Francisco	CA	—	10,381	2,300	16,083	10,381	18,383	28,764	(652)	2007		*
1435	South San Francisco	CA	—	13,800	42,500	32,758	13,800	75,258	89,058	(4,604)	2007	40
1436	South San Francisco	CA	—	14,500	45,300	34,081	14,500	79,381	93,881	(4,819)	2007	40
1437	South San Francisco	CA	—	9,400	24,800	16,977	9,400	41,777	51,177	(2,085)	2007	40
1559	South San Francisco	CA	—	5,666	5,773	183	5,691	5,931	11,622	(4,839)	2007	5
1560	South San Francisco	CA	—	1,204	1,293	15	1,210	1,302	2,512	(1,063)	2007	5
1408	South San Francisco	CA	1,510	9,000	17,800	61	9,000	17,861	26,861	(1,965)	2007	40
1412	South San Francisco	CA	2,015	10,100	22,521	—	10,100	22,521	32,621	(2,487)	2007	40
1430	South San Francisco	CA	2,087	10,700	23,621	212	10,700	23,832	34,532	(2,628)	2007	40
1409	South San Francisco	CA	3,228	18,000	38,043	421	18,000	38,464	56,464	(4,211)	2007	40
1407	South San Francisco	CA	3,256	28,600	48,700	4,020	28,600	52,720	81,320	(6,474)	2007	35
1982	South San Francisco	CA	—	64,900	—	4,358	64,900	4,358	69,258	—	2011		*

							Gross Amount at Which Carried As of December 31, 2011					Life on Which Depreciation in Latest Income Statement is Computed
				Initial Cost to Company
						Costs Capitalized Subsequent to Acquisition
City		State	Encumbrances at December 31, 2011	Land	Buildings and Improvements		Land	Buildings and Improvements	Total(1)	Accumulated Depreciation	Year Acquired/ Constructed
1604	Cambridge	MA	—	8,389	10,630	9,326	8,389	19,956	28,345	—	2010		*
2011	Durham	NC	9,481	447	6,152	416	447	6,569	7,016	—	2011		*
0461	Salt Lake City	UT	—	500	8,548	—	500	8,548	9,048	(2,651)	2001	33
0462	Salt Lake City	UT	—	890	15,623	—	890	15,624	16,514	(4,265)	2001	38
0463	Salt Lake City	UT	—	190	9,875	—	190	9,875	10,065	(2,316)	2001	43
0464	Salt Lake City	UT	—	630	6,921	62	630	6,984	7,614	(1,951)	2001	38
0465	Salt Lake City	UT	—	125	6,368	6	125	6,374	6,499	(1,495)	2001	43
0466	Salt Lake City	UT	—	—	14,614	7	—	14,621	14,621	(2,907)	2001	43
0507	Salt Lake City	UT	—	280	4,345	34	280	4,379	4,659	(917)	2002	43
0537	Salt Lake City	UT	—	—	6,517	—	—	6,517	6,517	(1,346)	2002	35
0799	Salt Lake City	UT	—	—	14,600	90	—	14,690	14,690	(1,772)	2005	40
1593	Salt Lake City	UT	—	—	23,998	—	—	23,998	23,998	(1,030)	2010	33

			$69,033	$954,205	$2,193,335	$384,807	$955,261	$2,574,906	$3,530,167	$(292,318)

Medical office
0638	Anchorage	AK	$6,373	$1,456	$10,650	$35	$1,456	$10,635	$12,091	$(1,611)	2000	34
0520	Chandler	AZ	—	3,669	13,503	1,794	3,669	15,053	18,722	(2,796)	2002	40
0468	Oro Valley	AZ	—	1,050	6,774	490	1,050	6,697	7,747	(1,480)	2001	43
0356	Phoenix	AZ	—	780	3,199	827	780	3,837	4,617	(1,703)	1999	32
0470	Phoenix	AZ	—	280	877	42	280	918	1,198	(209)	2001	43
1066	Scottsdale	AZ	—	5,115	14,064	1,703	4,791	16,085	20,876	(2,391)	2006	40
0453	Tucson	AZ	—	215	6,318	353	215	6,658	6,873	(2,177)	2000	35
0556	Tucson	AZ	—	215	3,940	131	215	3,741	3,956	(759)	2003	43
1041	Brentwood	CA	—	—	30,864	1,310	—	32,083	32,083	(4,412)	2006	40
1200	Encino	CA	6,681	6,151	10,438	1,883	6,391	12,081	18,472	(2,148)	2006	33
0234	Los Angeles	CA	—	2,848	5,879	1,163	3,009	5,273	8,282	(2,385)	1997	21
0436	Murietta	CA	—	400	9,266	1,366	439	10,032	10,471	(3,515)	1999	33
0239	Poway	CA	—	2,700	10,839	1,436	2,730	11,108	13,838	(4,393)	1997	35
0318	Sacramento	CA	—	2,860	21,850	5,744	2,860	26,824	29,684	(6,105)	1998		*
0235	San Diego	CA	—	2,863	8,913	2,861	3,068	9,963	13,031	(4,353)	1997	21
0236	San Diego	CA	—	4,619	19,370	3,366	4,711	17,619	22,330	(7,697)	1997	21
0421	San Diego	CA	—	2,910	17,362	4,519	2,910	21,881	24,791	(4,547)	1999		*
0564	San Jose	CA	2,764	1,935	1,728	1,325	1,935	2,933	4,868	(888)	2003	37
0565	San Jose	CA	6,436	1,460	7,672	482	1,460	8,148	9,608	(1,843)	2003	37
0659	San Jose	CA	—	1,718	3,124	370	1,718	3,417	5,135	(540)	2000	34
1209	Sherman Oaks	CA	—	7,472	10,075	1,877	7,741	11,673	19,414	(2,948)	2006	22
0439	Valencia	CA	—	2,300	6,967	940	2,309	7,097	9,406	(2,801)	1999	35
1211	Valencia	CA	—	1,344	7,507	444	1,383	7,913	9,296	(1,120)	2006	40
0440	West Hills	CA	—	2,100	11,595	1,771	2,100	11,137	13,237	(4,129)	1999	32
0728	Aurora	CO	—	—	8,764	524	—	9,288	9,288	(2,469)	2005	39
1196	Aurora	CO	—	210	12,362	1,099	210	13,426	13,636	(1,878)	2006	40
1197	Aurora	CO	—	200	8,414	735	200	9,149	9,349	(1,529)	2006	33
0882	Colorado Springs	CO	—	—	12,933	4,869	—	17,803	17,803	(3,147)	2007	40
0814	Conifer	CO	—	—	1,485	22	—	1,508	1,508	(236)	2005	40
1199	Denver	CO	—	493	7,897	346	558	8,178	8,736	(1,332)	2006	33
0808	Englewood	CO	—	—	8,616	1,270	—	9,761	9,761	(2,077)	2005	35
0809	Englewood	CO	—	—	8,449	2,095	—	10,258	10,258	(1,910)	2005	35
0810	Englewood	CO	—	—	8,040	2,475	—	10,515	10,515	(2,169)	2005	35
0811	Englewood	CO	—	—	8,472	1,227	—	9,692	9,692	(1,961)	2005	35
0812	Littleton	CO	—	—	4,562	960	79	5,407	5,486	(1,182)	2005	35
0813	Littleton	CO	—	—	4,926	681	5	5,576	5,581	(1,082)	2005	38
0570	Lone Tree	CO	—	—	—	18,450	—	18,509	18,509	(3,790)	2003	39
0666	Lone Tree	CO	14,410	—	23,274	750	—	24,013	24,013	(3,468)	2000	37
1076	Parker	CO	—	—	13,388	46	8	13,426	13,434	(1,937)	2006	40
0510	Thornton	CO	—	236	10,206	1,561	244	11,735	11,979	(2,590)	2002	43
0433	Atlantis	FL	—	—	5,651	445	33	5,746	5,779	(2,173)	1999	35
0434	Atlantis	FL	—	—	2,027	167	—	2,194	2,194	(753)	1999	34
0435	Atlantis	FL	—	—	2,000	361	—	2,261	2,261	(818)	1999	32
0602	Atlantis	FL	—	455	2,231	336	455	2,377	2,832	(402)	2000	34
0603	Atlantis	FL	—	1,507	2,894	1,629	1,507	4,391	5,898	(443)	2000	34
0604	Englewood	FL	—	170	1,134	211	170	1,330	1,500	(252)	2000	34
0609	Kissimmee	FL	—	788	174	170	788	321	1,109	(89)	2000	34
0610	Kissimmee	FL	—	481	347	221	481	568	1,049	(105)	2000	34
0671	Kissimmee	FL	5,561	—	7,574	1,277	—	8,821	8,821	(1,737)	2000	36
0612	Margate	FL	—	1,553	6,898	460	1,553	7,341	8,894	(1,109)	2000	34
0613	Miami	FL	8,724	4,392	11,841	2,024	4,392	13,697	18,089	(2,385)	2000	34
1067	Milton	FL	—	—	8,566	185	—	8,751	8,751	(1,171)	2006	40
0563	Orlando	FL	—	2,144	5,136	2,979	2,288	7,855	10,143	(2,081)	2003	37
0833	Pace	FL	—	—	10,309	2,464	—	12,773	12,773	(2,927)	2006	44
0834	Pensacola	FL	—	—	11,166	465	—	11,631	11,631	(1,540)	2006	45
0614	Plantation	FL	804	969	3,241	732	1,011	3,924	4,935	(760)	2000	34
0673	Plantation	FL	5,092	1,091	7,176	187	1,091	7,239	8,330	(1,126)	2002	36
0701	St. Petersburg	FL	—	—	10,141	3,243	—	13,241	13,241	(2,193)	2004	38
1210	Tampa	FL	5,418	1,967	6,602	3,076	2,067	9,533	11,600	(2,343)	2006	25
1058	McCaysville	GA	—	—	3,231	18	—	3,249	3,249	(431)	2006	40
1065	Marion	IL	—	100	11,484	89	100	11,572	11,672	(1,620)	2006	40
1057	Newburgh	IN	8,057	—	14,019	1,094	—	15,113	15,113	(1,959)	2006	40
0483	Wichita	KS	—	530	3,341	287	530	3,628	4,158	(823)	2001	45
1064	Lexington	KY	—	—	12,726	833	—	13,558	13,558	(2,017)	2006	40
0735	Louisville	KY	—	936	8,426	2,749	936	11,067	12,003	(6,033)	2005	11
0737	Louisville	KY	17,805	835	27,627	1,730	835	29,134	29,969	(5,838)	2005	37
0738	Louisville	KY	5,021	780	8,582	2,449	808	10,980	11,788	(4,126)	2005	18
0739	Louisville	KY	8,117	826	13,814	1,517	826	15,260	16,086	(3,325)	2005	38
0740	Louisville	KY	8,788	2,983	13,171	2,818	2,983	15,816	18,799	(3,514)	2005	30
1944	Louisville	KY	—	788	2,414	—	788	2,414	3,202	(97)	2010	25
1945	Louisville	KY	24,959	3,255	28,644	—	3,255	28,644	31,899	(955)	2010	30
1946	Louisville	KY	—	430	6,125	—	430	6,125	6,555	(204)	2010	30
1324	Haverhill	MA	—	800	8,537	1,069	800	9,606	10,406	(1,408)	2007	40
1213	Columbia	MD	—	1,115	3,206	954	1,115	4,160	5,275	(755)	2006	34
0361	GlenBurnie	MD	—	670	5,085	—	670	5,085	5,755	(1,840)	1999	35
1052	Towson	MD	—	—	14,233	3,524	—	15,719	15,719	(2,802)	2006	40
0240	Minneapolis	MN	—	117	13,213	1,111	117	14,175	14,292	(5,512)	1997	32
0300	Minneapolis	MN	1,770	160	10,131	2,383	160	12,163	12,323	(4,402)	1997	35
1059	Jackson	MS	—	—	8,869	19	—	8,887	8,887	(1,167)	2006	40
1060	Jackson	MS	6,082	—	7,187	2,160	—	9,347	9,347	(1,381)	2006	40
1078	Jackson	MS	—	—	8,413	688	—	9,101	9,101	(1,289)	2006	40
1068	Omaha	NE	13,956	—	16,243	360	17	16,576	16,593	(2,259)	2006	40
0729	Albuquerque	NM	—	—	5,380	162	—	5,542	5,542	(934)	2005	39
0348	Elko	NV	—	55	2,637	12	55	2,649	2,704	(973)	1999	35
0571	Las Vegas	NV	—	—	—	17,870	—	17,327	17,327	(3,530)	2003	40
0660	Las Vegas	NV	3,563	1,121	4,363	2,827	1,253	7,006	8,259	(1,717)	2000	34
0661	Las Vegas	NV	3,715	2,125	4,829	2,231	2,225	6,815	9,040	(1,358)	2000	34
0662	Las Vegas	NV	7,104	3,480	12,305	2,772	3,480	14,816	18,296	(2,836)	2000	34
0663	Las Vegas	NV	1,026	1,717	3,597	1,890	1,717	5,488	7,205	(1,396)	2000	34
0664	Las Vegas	NV	2,090	1,172	1,550	325	1,172	1,782	2,954	(542)	2000	34
0691	Las Vegas	NV	—	3,244	18,339	1,566	3,273	19,756	23,029	(5,562)	2004	30
1285	Cleveland	OH	—	823	2,726	457	853	3,152	4,005	(1,066)	2006	40
0400	Harrison	OH	—	—	4,561	300	—	4,861	4,861	(1,615)	1999	35
1054	Durant	OK	—	619	9,256	1,152	651	10,376	11,027	(1,346)	2006	40
0817	Owasso	OK	—	—	6,582	562	—	7,144	7,144	(1,767)	2005	40
0404	Roseburg	OR	—	—	5,707	—	—	5,707	5,707	(1,909)	1999	35
0252	Clarksville	TN	—	765	4,184	—	765	4,184	4,949	(1,643)	1998	35
0624	Hendersonville	TN	—	256	1,530	636	256	2,102	2,358	(522)	2000	34
0559	Hermitage	TN	—	830	5,036	4,574	830	9,477	10,307	(2,282)	2003	35
0561	Hermitage	TN	—	596	9,698	1,658	596	11,011	11,607	(2,688)	2003	37
0562	Hermitage	TN	—	317	6,528	1,701	317	7,973	8,290	(1,838)	2003	37
0154	Knoxville	TN	—	700	4,559	2,300	700	6,859	7,559	(1,980)	1994		*
0409	Murfreesboro	TN	—	900	12,706	—	900	12,706	13,606	(4,361)	1999	35
0625	Nashville	TN	9,288	955	14,289	1,337	955	15,507	16,462	(2,756)	2000	34
0626	Nashville	TN	3,823	2,050	5,211	1,514	2,055	6,658	8,713	(1,143)	2000	34
0627	Nashville	TN	542	1,007	181	520	1,007	681	1,688	(109)	2000	34
0628	Nashville	TN	5,414	2,980	7,164	936	2,980	8,070	11,050	(1,234)	2000	34
0630	Nashville	TN	546	515	848	225	528	1,059	1,587	(162)	2000	34
0631	Nashville	TN	—	266	1,305	550	266	1,752	2,018	(336)	2000	34
0632	Nashville	TN	—	827	7,642	1,898	827	9,479	10,306	(1,702)	2000	34
0633	Nashville	TN	9,776	5,425	12,577	2,921	5,425	15,466	20,891	(2,682)	2000	34
0634	Nashville	TN	8,938	3,818	15,185	2,498	3,818	17,427	21,245	(3,317)	2000	34
0636	Nashville	TN	445	583	450	—	583	450	1,033	(68)	2000	34
0573	Arlington	TX	8,718	769	12,355	1,575	769	13,864	14,633	(2,336)	2003	34
0576	Conroe	TX	2,847	324	4,842	1,413	324	6,152	6,476	(1,445)	2000	34
0577	Conroe	TX	5,237	397	7,966	1,047	397	9,009	9,406	(1,743)	2000	34
0578	Conroe	TX	5,472	388	7,975	90	388	8,039	8,427	(1,125)	2000	37
0579	Conroe	TX	1,789	188	3,618	581	188	4,181	4,369	(611)	2000	34

							Gross Amount at Which Carried As of December 31, 2011					Life on Which Depreciation in Latest Income Statement is Computed
				Initial Cost to Company
						Costs Capitalized Subsequent to Acquisition
City		State	Encumbrances at December 31, 2011	Land	Buildings and Improvements		Land	Buildings and Improvements	Total(1)	Accumulated Depreciation	Year Acquired/ Constructed
0581	Corpus Christi	TX	—	717	8,181	1,967	717	10,104	10,821	(2,235)	2000	34
0600	Corpus Christi	TX	—	328	3,210	1,639	328	4,648	4,976	(962)	2000	34
0601	Corpus Christi	TX	—	313	1,771	476	313	2,234	2,547	(454)	2000	34
0582	Dallas	TX	5,383	1,664	6,785	1,630	1,693	8,310	10,003	(1,656)	2000	34
1314	Dallas	TX	—	15,230	162,971	4,609	15,239	167,516	182,755	(24,422)	2006	35
0583	Fort Worth	TX	2,970	898	4,866	1,201	898	6,013	6,911	(1,124)	2000	34
0805	Fort Worth	TX	1,992	—	2,481	648	2	3,082	3,084	(788)	2005	25
0806	Fort Worth	TX	4,075	—	6,070	11	5	6,075	6,080	(1,022)	2005	40
1061	Granbury	TX	—	—	6,863	80	—	6,943	6,943	(934)	2006	40
0430	Houston	TX	—	1,927	33,140	1,663	2,019	34,558	36,577	(11,868)	1999	35
0446	Houston	TX	—	2,200	19,585	3,846	2,209	20,915	23,124	(11,476)	1999	17
0586	Houston	TX	—	1,033	3,165	751	1,033	3,791	4,824	(715)	2000	34
0589	Houston	TX	9,899	1,676	12,602	2,052	1,706	14,503	16,209	(2,805)	2000	34
0670	Houston	TX	—	257	2,884	649	297	3,468	3,765	(600)	2000	35
0702	Houston	TX	—	—	7,414	1,106	7	8,492	8,499	(1,526)	2004	36
1044	Houston	TX	—	—	4,838	3,158	—	7,911	7,911	(1,451)	2006	40
0590	Irving	TX	5,630	828	6,160	1,330	828	7,449	8,277	(1,220)	2000	34
0700	Irving	TX	—	—	8,550	2,882	—	11,429	11,429	(1,995)	2004	34
1202	Irving	TX	6,803	1,604	16,107	591	1,604	16,698	18,302	(2,250)	2006	40
1207	Irving	TX	6,148	1,955	12,793	138	1,986	12,900	14,886	(1,703)	2006	40
1062	Lancaster	TX	—	162	3,830	318	162	4,123	4,285	(640)	2006	39
0591	Lewisville	TX	5,259	561	8,043	434	561	8,451	9,012	(1,280)	2000	34
0144	Longview	TX	—	102	7,998	281	102	8,279	8,381	(3,242)	1992	45
0143	Lufkin	TX	—	338	2,383	40	338	2,423	2,761	(927)	1992	45
0568	McKinney	TX	—	541	6,217	493	541	6,296	6,837	(1,453)	2003	36
0569	McKinney	TX	—	—	636	7,527	—	7,650	7,650	(1,598)	2003	40
0596	Nassau Bay	TX	5,500	812	8,883	1,131	812	9,944	10,756	(1,520)	2000	37
1079	North Richland Hills	TX	—	—	8,942	344	—	9,153	9,153	(1,274)	2006	40
0142	Pampa	TX	—	84	3,242	548	84	3,790	3,874	(1,453)	1992	45
1048	Pearland	TX	—	—	4,014	3,960	—	7,974	7,974	(1,376)	2006	40
0447	Plano	TX	—	1,700	7,810	2,589	1,704	9,937	11,641	(3,416)	1999		*
0597	Plano	TX	7,734	1,210	9,588	1,420	1,210	10,916	12,126	(2,027)	2000	34
0672	Plano	TX	9,896	1,389	12,768	887	1,389	13,294	14,683	(2,187)	2002	36
1284	Plano	TX	—	2,049	18,793	1,039	2,087	19,007	21,094	(4,311)	2006	40
1286	Plano	TX	—	3,300	—	—	3,300	—	3,300	—	2006		**
0815	San Antonio	TX	—	—	9,193	762	12	9,913	9,925	(1,904)	2006	35
0816	San Antonio	TX	4,656	—	8,699	838	—	9,499	9,499	(1,773)	2006	35
0598	Sugarland	TX	3,898	1,078	5,158	1,359	1,084	6,375	7,459	(1,084)	2000	34
1081	Texarkana	TX	—	1,117	7,423	207	1,177	7,571	8,748	(1,068)	2006	40
0599	Texas City	TX	6,373	—	9,519	157	—	9,676	9,676	(1,392)	2000	37
0152	Victoria	TX	—	125	8,977	—	125	8,977	9,102	(3,405)	1994	45
1591	San Antonio	TX	—	—	7,309	239	—	7,548	7,548	(366)	2010	30
1977	San Antonio	TX	—	—	26,191	542	—	26,733	26,733	(833)	2011	30
1592	Bountiful	UT	5,241	999	7,426	54	999	7,481	8,480	(351)	2010	30
0169	Bountiful	UT	—	276	5,237	455	276	5,691	5,967	(1,957)	1995	45
0346	Castle Dale	UT	—	50	1,818	63	50	1,881	1,931	(698)	1998	35
0347	Centerville	UT	—	300	1,288	191	300	1,479	1,779	(567)	1999	35
0350	Grantsville	UT	—	50	429	39	50	468	518	(175)	1999	35
0469	Kaysville	UT	—	530	4,493	146	530	4,639	5,169	(1,046)	2001	43
0456	Layton	UT	—	371	7,073	357	389	7,359	7,748	(2,287)	2001	35
0359	Ogden	UT	—	180	1,695	121	180	1,764	1,944	(653)	1999	35
1283	Ogden	UT	—	106	4,464	455	106	4,466	4,572	(545)	2006	40
0357	Orem	UT	—	337	8,744	1,144	306	9,167	9,473	(3,597)	1999	35
0371	Providence	UT	—	240	3,876	198	256	3,798	4,054	(1,358)	1999	35
0353	Salt Lake City	UT	—	190	779	61	201	830	1,031	(313)	1999	35
0355	Salt Lake City	UT	—	180	14,792	759	180	15,502	15,682	(5,727)	1999	35
0467	Salt Lake City	UT	—	3,000	7,541	509	3,007	7,998	11,005	(2,129)	2001	38
0566	Salt Lake City	UT	—	509	4,044	792	509	4,691	5,200	(1,084)	2003	37
0354	Salt Lake City	UT	—	220	10,732	802	220	11,332	11,552	(4,132)	1999	35
0358	Springville	UT	—	85	1,493	163	85	1,657	1,742	(592)	1999	35
0482	Stansbury	UT	—	450	3,201	299	450	3,452	3,902	(814)	2001	45
0351	Washington Terrace	UT	—	—	4,573	1,502	—	5,723	5,723	(1,890)	1999	35
0352	Washington Terrace	UT	—	—	2,692	354	—	2,753	2,753	(981)	1999	35
0495	West Valley	UT	—	410	8,266	1,002	410	9,268	9,678	(2,593)	2002	35
0349	West Valley	UT	—	1,070	17,463	84	1,070	17,548	18,618	(6,451)	1999	35
1208	Fairfax	VA	—	8,396	16,710	1,722	8,408	18,419	26,827	(3,561)	2006	28
0572	Reston	VA	—	—	11,902	(121)	—	11,710	11,710	(2,402)	2003	43
0448	Renton	WA	—	—	18,724	1,195	—	19,379	19,379	(6,701)	1999	35
0781	Seattle	WA	—	—	52,703	2,324	—	52,372	52,372	(10,368)	2004	39
0782	Seattle	WA	—	—	24,382	3,369	21	26,923	26,944	(5,464)	2004	36
0783	Seattle	WA	—	—	5,625	863	—	6,440	6,440	(4,173)	2004	10
0785	Seattle	WA	—	—	7,293	1,207	—	7,742	7,742	(1,788)	2004	33
1385	Seattle	WA	—	—	38,925	437	—	39,352	39,352	(5,954)	2007	30
0884	Mexico City	DF	—	415	3,739	13	259	3,897	4,156	(531)	2006	40

			$328,608	$190,215	$1,784,246	$256,027	$192,117	$2,000,699	$2,192,816	$(431,122)

Post-acute/skilled nursing
0012	Livermore	CA	$—	$610	$1,711	$1,125	$610	$2,836	$3,446	$(2,784)	1985	25
0315	Perris	CA	—	336	3,021	—	336	3,021	3,357	(1,442)	1998	25
0237	Vista	CA	—	653	6,012	90	653	6,102	6,755	(3,109)	1997	25
0002	Fort Collins	CO	—	499	1,913	1,454	499	3,122	3,621	(3,121)	1985	25
0018	Morrison	CO	—	1,429	5,464	4,019	1,429	8,761	10,190	(8,544)	1985	24
0280	Statesboro	GA	—	168	1,508	—	168	1,508	1,676	(743)	1992	25
0297	Rexburg	ID	—	200	5,310	—	200	5,060	5,260	(1,952)	1998	35
0378	Anderson	IN	—	500	4,724	1,734	500	6,057	6,557	(1,849)	1999	35
0384	Angola	IN	—	130	2,900	566	130	3,466	3,596	(1,008)	1999	35
0385	Fort Wayne	IN	—	200	4,150	2,667	200	6,817	7,017	(1,743)	1999	38
0386	Fort Wayne	IN	—	140	3,760	—	140	3,760	3,900	(1,307)	1999	35
0387	Huntington	IN	—	30	2,970	338	30	3,308	3,338	(1,066)	1999	35
0373	Kokomo	IN	—	250	4,622	1,294	250	5,653	5,903	(1,335)	1999	45
0454	New Albany	IN	—	230	6,595	—	230	6,595	6,825	(2,026)	2001	35
0484	Tell City	IN	—	95	6,208	1,299	95	7,509	7,604	(1,634)	2001	45
0688	Cynthiana	KY	—	192	4,875	—	192	4,875	5,067	(839)	2004	40
0071	Mayfield	KY	—	218	2,797	—	218	2,792	3,010	(1,765)	1986	40
0298	Franklin	LA	—	405	3,424	—	405	3,424	3,829	(1,655)	1998	25
0299	Morgan City	LA	—	203	2,050	—	203	2,050	2,253	(991)	1998	25
0017	Westborough	MA	—	858	2,975	2,894	858	5,868	6,726	(4,046)	1985	30
0388	Las Vegas	NV	—	1,300	3,950	—	1,300	3,950	5,250	(1,373)	1999	35
0389	Las Vegas	NV	—	1,300	5,800	—	1,300	5,800	7,100	(2,016)	1999	35
0390	Fairborn	OH	—	250	4,850	—	250	4,850	5,100	(1,686)	1999	35
0391	Georgetown	OH	—	130	4,970	—	130	4,970	5,100	(1,728)	1999	35
0063	Marion	OH	—	218	2,971	—	218	2,965	3,183	(2,421)	1986	30
0038	Newark	OH	—	400	8,588	—	400	8,577	8,977	(6,009)	1986	35
0392	Port Clinton	OH	—	370	3,630	—	370	3,630	4,000	(1,262)	1999	35
0393	Springfield	OH	—	250	3,950	2,113	250	6,063	6,313	(1,532)	1999	35
0394	Toledo	OH	—	120	5,130	—	120	5,130	5,250	(1,783)	1999	35
0395	Versailles	OH	—	120	4,980	—	120	4,980	5,100	(1,731)	1999	35
0695	Carthage	TN	—	129	2,406	—	129	2,225	2,354	(471)	2004	35
0054	Loudon	TN	—	26	3,879	—	26	3,873	3,899	(2,761)	1986	35
0047	Maryville	TN	—	160	1,472	—	160	1,468	1,628	(830)	1986	45
0048	Maryville	TN	—	307	4,376	—	307	4,369	4,676	(2,392)	1986	45
0285	Fort Worth	TX	—	243	2,036	269	243	2,305	2,548	(1,129)	1998	25
0296	Ogden	UT	—	250	4,685	—	250	4,435	4,685	(1,690)	1998	35
0681	Fishersville	VA	—	751	7,734	—	751	7,220	7,971	(1,390)	2004	40
0682	Floyd	VA	—	309	2,263	—	309	1,893	2,202	(577)	2004	25
0689	Independence	VA	—	206	8,366	—	206	7,810	8,016	(1,481)	2004	40
0683	Newport News	VA	—	535	6,192	—	535	5,719	6,254	(1,100)	2004	40
0684	Roanoke	VA	—	586	7,159	—	586	6,696	7,282	(1,287)	2004	40
0685	Staunton	VA	—	422	8,681	—	422	8,136	8,558	(1,563)	2004	40
0686	Williamsburg	VA	—	699	4,886	—	699	4,464	5,163	(860)	2004	40
0690	Windsor	VA	—	319	7,543	—	319	7,018	7,337	(1,330)	2004	40
0687	Woodstock	VA	—	603	5,395	9	605	4,987	5,592	(960)	2004	40

			$—	$17,349	$202,881	$19,871	$17,351	$216,117	$233,468	$(84,321)

Hospital
0126	Little Rock	AR	$—	$709	$9,604	$—	$709	$9,587	$10,296	$(4,487)	1990	45
0113	Peoria	AZ	—	1,565	7,050	—	1,565	7,050	8,615	(3,396)	1988	45
1038	Fresno	CA	—	3,652	29,113	7,724	3,652	36,837	40,489	(9,694)	2006	40	†
0423	Irvine	CA	—	18,000	70,800	—	18,000	70,800	88,800	(24,618)	1999	35
0127	Colorado Springs	CO	—	690	8,338	—	690	8,338	9,028	(3,877)	1989	45
0425	Palm Beach Garden	FL	—	4,200	58,250	—	4,200	58,250	62,450	(20,250)	1999	35
0426	Roswell	GA	—	6,900	55,300	—	6,900	54,859	61,759	(19,122)	1999	35
0887	Atlanta	GA	—	4,300	13,690	—	4,300	13,690	17,990	(4,613)	2007	40
0112	Overland Park	KS	—	2,316	10,681	—	2,316	10,681	12,997	(5,327)	1989	45
0877	Slidell	LA	—	1,490	22,034	—	1,490	20,934	22,424	(2,704)	2006	40
1383	Baton Rouge	LA	—	690	8,545	86	690	8,632	9,322	(1,161)	2007	40
0429	Hickory	NC	—	2,600	69,900	—	2,600	69,900	72,500	(24,299)	1999	35
0886	Dallas	TX	—	1,820	8,508	26	1,820	8,534	10,354	(1,945)	2007	40
1319	Dallas	TX	—	18,840	138,235	1,091	18,840	139,326	158,166	(18,605)	2007	35
1384	Plano	TX	—	6,290	22,686	1,374	6,290	24,061	30,351	(3,335)	2007	25
0084	San Antonio	TX	—	1,990	11,184	—	1,990	11,174	13,164	(5,857)	1987	45
0885	Greenfield	WI	—	620	9,542	—	620	9,542	10,162	(1,846)	2006	40

			$—	$76,672	$553,460	$10,301	$76,672	$562,195	$638,867	$(155,136)

Total continuing operations properties			$1,764,571	$1,725,835	$8,527,387	$726,059	$1,729,677	$9,120,426	$10,850,103	$(1,470,226)

Corporate and other assets			—	—	2,729	4,014	—	3,442	3,442	(2,046)

Total			$1,764,571	$1,725,835	$8,530,116	$730,073	$1,729,677	$9,123,868	$10,853,545	$(1,472,272)

*
Property is in development and not yet placed in service or taken out of service and placed in redevelopment.

**
Represents land parcels which are not depreciated.

†
A portion of the property has been taken out of service and placed in redevelopment.

(1)
At December 31, 2011, the tax basis of the Company's net real estate assets is less than the reported amounts by approximately $1.7 billion.

          (b)   A summary of activity for real estate and accumulated depreciation for the years ended December 31, 2011, 2010 and 2009 follows (in thousands):

	Year ended December 31,
	2011	2010	2009
Real estate:
Balances at beginning of year	$9,900,305	$9,559,566	$9,430,977
Acquisition of real estate and development and improvements	1,049,723	377,354	119,221
Disposition of real estate	(21,737)	(61,139)	(60,134)
Balances associated with changes in reporting presentation(1)	(74,746)	24,524	69,502

Balances at end of year	$10,853,545	$9,900,305	$9,559,566

Accumulated depreciation:
Balances at beginning of year	$1,244,502	$1,029,775	$791,613
Depreciation expense	301,233	258,929	248,758
Disposition of real estate	(5,705)	(27,123)	(25,925)
Balances associated with changes in reporting presentation(1)	(67,758)	(17,079)	15,329

Balances at end of year	$1,472,272	$1,244,502	$1,029,775

(1)
The balances associated with changes in reporting presentation represent real estate and accumulated depreciation related to properties placed into discontinued operations as of December 31, 2011.